Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	MATTHEW 25 FUND
Central Index Key	dei_EntityCentralIndexKey	0001003839
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mxxvx
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
MATTHEW 25 FUND
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	THE FUND'S INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Matthew 25 Fund ("the Fund") seeks long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if shares are held for 365 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee (Check Fee)	rr_RedemptionFee	none
Redemption Fee (Wire Transfer Fee)	rr_MaximumAccountFee	20
IRA Custodian Fees (for accounts under $10,000)	rr_ShareholderFeeOther	$ 8
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 314
Three Years	rr_ExpenseExampleYear03	343
Five Years	rr_ExpenseExampleYear05	595
Ten Years	rr_ExpenseExampleYear10	$ 1,317
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
No Redemption - One Year	rr_ExpenseExampleNoRedemptionYear01	$ 110
No Redempption - Three Years	rr_ExpenseExampleNoRedemptionYear03	343
No Redemption - Five Years	rr_ExpenseExampleNoRedemptionYear05	595
No Redemption - Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,317
Strategy [Heading]	rr_StrategyHeading	PRINCIPLE INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund blends Growth and Value Investing in its securities selection process. The Fund's adviser values an investment on four criteria as follows:

Business

Management

Financial

Price

The adviser believes that you make the most money by investing with the exceptional; accordingly, the adviser searches for securities possessing the best combinations of a desirable business, capable management, clean financials, and a market price that the adviser deems to be at or below its fair value presently or in the future. Based on this fundamental analysis, the adviser will make investments that he classifies as either Value, Value/Growth, or Growth. The adviser does like the value investing adage of "buy low and sell high" although, he prefers the maxim of value/growth and growth investing of "buy low and let it grow."

The Fund is eligible to invest in the securities of companies with small, medium or large capitalization. In other words, the Fund is open to research within a large universe of public companies so that it may find stocks with the exceptional traits that the Fund desires. Whenever the adviser finds such an investment then the adviser may purchase its stock, convertible securities or bonds with up to 25% of the Fund's total assets. The Fund's willingness to place a large percentage of its assets in a single company does distinguish it from most other funds. Therefore, the Fund is classified as non-diversified. These strategies of Focus Investing along with the adviser's security selection process are the two characteristics of how the adviser tries to maximize the Fund's investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPLE INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General Securities Market Risk. As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money.

Non-Diversification Risk. The Fund is non-diversified. Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its portfolio holdings.

Multi-Cap Companies Risk. An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks. Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price. Due to these factors, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks.

WHO SHOULD INVEST

Investors who are seeking potential long-term appreciation and are willing to own stocks, in a portfolio, selected and managed by the Fund's investment adviser. Long-term, as determined by management and the investment adviser, is at least three years.

WHO SHOULD NOT INVEST

Investors not willing to accept the risks of owning stocks in a managed portfolio. The Fund is not for investors seeking to trade the stock market for short-term fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of investing in the Matthew 25 Fund. The chart shows the changes in the Fund's performance from year to year over the past 22 years. The table compares the Fund's returns to those of a broad-based securities market index. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results, before and after taxes, are not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past results, before and after taxes, are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Percentage Returns
Annual Return 1998	rr_AnnualReturn1998	25.93%
Annual Return 1999	rr_AnnualReturn1999	1.08%
Annual Return 2000	rr_AnnualReturn2000	3.62%
Annual Return 2001	rr_AnnualReturn2001	10.69%
Annual Return 2002	rr_AnnualReturn2002	(1.67%)
Annual Return 2003	rr_AnnualReturn2003	32.12%
Annual Return 2004	rr_AnnualReturn2004	20.05%
Annual Return 2005	rr_AnnualReturn2005	5.07%
Annual Return 2006	rr_AnnualReturn2006	3.79%
Annual Return 2007	rr_AnnualReturn2007	(19.18%)
Annual Return 2008	rr_AnnualReturn2008	(40.44%)
Annual Return 2009	rr_AnnualReturn2009	47.89%
Annual Return 2010	rr_AnnualReturn2010	31.97%
Annual Return 2011	rr_AnnualReturn2011	10.45%
Annual Return 2012	rr_AnnualReturn2012	31.63%
Annual Return 2013	rr_AnnualReturn2013	38.69%
Annual Return 2014	rr_AnnualReturn2014	5.59%
Annual Return 2015	rr_AnnualReturn2015	(12.19%)
Annual Return 2016	rr_AnnualReturn2016	26.92%
Annual Return 2017	rr_AnnualReturn2017	24.69%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 22 year period shown in the bar chart the highest return for a quarter was 26.83% while the worst return for a quarter was -24.75%. These returns occurred in quarters ending June 30, 2009 and December 31, 2008, respectively.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for The Year Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest federal tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's.
MATTHEW 25 FUND | MATTHEW 25 FUND
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.69%
5 Years	rr_AverageAnnualReturnYear05	15.27%
10 Years	rr_AverageAnnualReturnYear10	13.15%
MATTHEW 25 FUND | After Taxes on Distributions | MATTHEW 25 FUND
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	13.67%
10 Years	rr_AverageAnnualReturnYear10	12.15%
MATTHEW 25 FUND | After Taxes on Distributions and Sales | MATTHEW 25 FUND
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Years	rr_AverageAnnualReturnYear05	11.97%
10 Years	rr_AverageAnnualReturnYear10	10.73%
MATTHEW 25 FUND | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.14%
5 Years	rr_AverageAnnualReturnYear05	15.59%
10 Years	rr_AverageAnnualReturnYear10	8.61%
MATTHEW 25 FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%